Reconciliation of the Financial Statements to the Form 5500 - Reconciliation of Benefits Paid (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 269,961	$ 262,888
Amounts allocated to withdrawing participants at December 31, 2025 and 2024	(465)	(178)
Amounts allocated to withdrawing participants at December 31, 2024 and 2023	2,286	465
Benefits paid to participants per the Form 5500	$ 271,782	$ 263,175